VIRTUS NFJ International Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Shares	Value
Preferred Stocks—2.7%
Brazil—2.7%
Itau Unibanco Holding S.A., 7.670%	145,530	$ 801
Petroleo Brasileiro S.A., 17.940%	161,500	1,054
		1,855

Total Preferred Stocks (Identified Cost $1,739)		1,855

Common Stocks—98.0%
Australia—1.0%
South32 Ltd.	341,234	687
Belgium—2.7%
KBC Group N.V.	7,718	703
Warehouses De Pauw CVA	48,783	1,157
		1,860

Brazil—2.7%
Vale S.A.	193,100	1,926
Canada—5.3%
Agnico Eagle Mines Ltd.	14,018	1,519
Brookfield Corp.	11,105	581
Franco-Nevada Corp.	5,775	910
RB Global, Inc.	7,122	715
		3,725

Cayman Islands—1.3%
JD Logistics, Inc.(1)	369,000	596
PDD Holdings, Inc. ADR(1)	2,480	294
		890

China—17.9%
Alibaba Group Holding Ltd.	276,746	4,579
ANTA Sports Products Ltd.	46,881	515
China Merchants Bank Co., Ltd. Class A	118,900	710
JD.com, Inc. Class A	172,893	3,557
Tencent Holdings Ltd.	44,391	2,836
Zhejiang Dingli Machinery Co., Ltd. Class A	45,200	369
		12,566

Denmark—0.8%
Novo Nordisk A/S Class B	8,422	576
France—1.5%
Dassault Aviation S.A.	2,244	740
LVMH Moet Hennessy Louis Vuitton SE	489	303
		1,043

India—2.9%
HDFC Bank Ltd. ADR	30,385	2,019
Japan—17.2%
Daiichi Sankyo Co., Ltd.	129,900	3,093
FANUC Corp.	24,200	659
	Shares	Value

Japan—continued
MonotaRO Co., Ltd.	153,146	$ 2,861
Nippon Paint Holdings Co., Ltd.	295,326	2,218
Shionogi & Co., Ltd.	45,200	682
Sony Group Corp.	100,100	2,533
		12,046

Mexico—0.8%
Grupo Financiero Banorte SAB de C.V. Class O	85,800	596
Netherlands—4.6%
ASML Holding N.V.	3,684	2,438
Euronext N.V.	5,502	798
		3,236

Norway—1.9%
Aker BP ASA	28,964	687
Equinor ASA	24,630	650
		1,337

Saudi Arabia—0.9%
Saudi Arabian Oil Co.	87,440	623
Singapore—1.0%
DBS Group Holdings Ltd.	20,120	691
South Africa—2.4%
Naspers Ltd. Class N	6,653	1,650
South Korea—4.8%
Samsung Electronics Co., Ltd.	67,412	2,673
SK Hynix, Inc.	5,410	721
		3,394

Spain—1.9%
Banco Bilbao Vizcaya Argentaria S.A.	52,202	712
Repsol S.A.	44,068	585
		1,297

Sweden—2.0%
Evolution AB	19,187	1,430
Taiwan—4.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	99,539	2,803
Thailand—1.1%
CP ALL PCL Foreign Shares	504,500	738
United Arab Emirates—1.7%
Emirates NBD Bank PJSC	124,071	681
First Abu Dhabi Bank PJSC	135,992	511
		1,192

United Kingdom—11.0%
Admiral Group plc	19,092	705
Anglogold Ashanti plc	21,864	821
AstraZeneca plc	4,673	686
Barclays plc	186,010	699
LivaNova plc(1)	10,593	416
	Shares	Value

United Kingdom—continued
NatWest Group plc	123,482	$ 729
Segro plc	102,520	917
Standard Chartered plc	186,361	2,766
		7,739

United States—6.6%
American Tower Corp.	3,459	753
Digital Realty Trust, Inc.	2,409	345
MarketAxess Holdings, Inc.	7,397	1,600
NextEra Energy, Inc.	27,168	1,926
		4,624

Total Common Stocks (Identified Cost $60,764)		68,688

Total Long-Term Investments—100.7% (Identified Cost $62,503)		70,543

Short-Term Investment—0.7%
Money Market Mutual Fund—0.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.230%)(2)	495,564	496
Total Short-Term Investment (Identified Cost $496)		496

TOTAL INVESTMENTS—101.4% (Identified Cost $62,999)		$71,039
Other assets and liabilities, net—(1.4)%		(972)
NET ASSETS—100.0%		$70,067

Abbreviations:
ADR	American Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
China	18%
Japan	17
United Kingdom	11
United States	7
Brazil	5
Canada	5
South Korea	5
Other	32
Total	100%
† % of total investments as of March 31, 2025.
See Notes to Schedule of Investments

VIRTUS NFJ International Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Preferred Stocks	$1,855	$1,855	$—
Common Stocks	68,688	13,600	55,088
Money Market Mutual Fund	496	496	—
Total Investments	$71,039	$15,951	$55,088
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2025.
There were no transfers into or out of Level 3 related to securities held at March 31, 2025.
See Notes to Schedule of Investments

VIRTUS NFJ International Value Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loan are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.
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